CAPITAL STOCK TRANSACTIONS (Details Narrative) - USD ($)																																			3 Months Ended							6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 24, 2021	May 28, 2021	Mar. 12, 2021	Mar. 10, 2021	Mar. 05, 2021	Feb. 23, 2021	Feb. 09, 2021	Feb. 05, 2021	Feb. 05, 2021	Feb. 01, 2021	Jan. 12, 2021	Jan. 08, 2021	Dec. 31, 2020	Oct. 14, 2020	Aug. 17, 2020	Jul. 23, 2020	Jul. 06, 2020	Jun. 08, 2020	Mar. 17, 2020	Feb. 04, 2020	Feb. 04, 2020	Feb. 03, 2020	Jan. 30, 2020	Jan. 21, 2020	Dec. 05, 2019	Sep. 19, 2019	Jul. 19, 2019	Jul. 18, 2019	Jun. 10, 2019	May 31, 2019	Jan. 08, 2019	Aug. 21, 2014	Aug. 07, 2013	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 19, 2020	Jan. 08, 2020	Oct. 30, 2019	Feb. 13, 2019	Apr. 28, 2018	Jun. 30, 2017	May 25, 2006	Apr. 21, 2005
Class of Stock [Line Items]
Common stock, shares authorized	2,000,000,000													2,000,000,000																					2,000,000,000		2,000,000,000					2,000,000,000		2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares par value	$ 0.001													$ 0.001																					$ 0.001		$ 0.001					$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000													20,000																					20,000		20,000					20,000		20,000	20,000	20,000
Number of common stock shares issued for conversion																								1,700,000																		480,751,127		482,870,234
Shares issued price per share																								$ 0.02	$ 0.03
Value of shares conversion of convertible notes																								$ 36,500
Number of stock issued shares																									300,000,000
Number of stock issued shares, value																																			$ 36	$ 3,084,003				125,000				1,132,843		2,099,199
Accrued interest																								$ 19,721
Gain on debt																																			368,098				$ 217,644			$ 368,098	$ 239,865	$ 399,181
Debt converted in stock, shares																																												3,701,463
Debt unamortized debt discount														$ 170,438																							$ 170,438							$ 170,438	$ 170,438	$ 80,647
Common stock, shares outstanding	921,650,238													821,169,656																					921,650,238		821,169,656					921,650,238		821,169,656	821,169,656	753,907,656
Preferred stock, shares par value														$ 0.001																							$ 0.001							$ 0.001	$ 0.001
Preferred stock, shares outstanding	0													4,500																					0		4,500					0		4,500	4,500	6,500
MGW Investment I Limited [Member]
Class of Stock [Line Items]
Debt converted in stock, shares		25,000,000
Debt converted in stock, amount		$ 75,000
Notes Payable [member]
Class of Stock [Line Items]
Gain on debt																																								$ 22,221
Convertible Note Payable [Member]
Class of Stock [Line Items]
Debt discount																																$ 87,560
Debt interest rate																																															12.00%	12.00%	12.00%	12.00%
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares par value																								$ 0.02
Number of common stock shares issued for conversion																																								1,700,000				15,735,202
Shares issued price per share																				$ 0.03	$ 0.04	$ 0.04	$ 0.03
Value of shares conversion of convertible notes																																								$ 2,000				$ 5,000		$ 4,000
Number of shares conversion of convertible notes																																								2,000,000				5,000,000		4,000,000
Number of stock issued shares																				833,333	2,000,000		3,690,000	1,700,000	4,523,333										36,283	44,213,053				4,523,333				43,762,272		174,250,000
Number of stock issued shares, value																																			$ 36	$ 44,213				$ 4,522				$ 43,762		$ 174,249
Accrued interest																								$ 19,721
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	20,000,000																																		20,000,000							20,000,000
Number of common stock shares issued for conversion
Value of shares conversion of convertible notes																																								$ (80,000)				$ (200,000)		$ (80,000)
Number of shares conversion of convertible notes																																								(800)				(2,000)		(800)
Number of stock issued shares
Number of stock issued shares, value
Preferred stock, shares par value	$ 0.001																																		$ 0.001							$ 0.001
Series F Warrants [Member]
Class of Stock [Line Items]
Warrant is exercisable price per share	$ 0.10													$ 0.10																					$ 0.10		$ 0.10					$ 0.10		$ 0.10	$ 0.10
Number of warrant purchase	375,000													375,000																					375,000		375,000					375,000		375,000	375,000
Series G Warrants [Member]
Class of Stock [Line Items]
Warrant is exercisable price per share	$ 0.20													$ 0.20																					$ 0.20		$ 0.20					$ 0.20		$ 0.20	$ 0.20
Number of warrant purchase	375,000													375,000																					375,000		375,000					375,000		375,000	375,000
Warrants [Member] | Accredited Investor [Member]
Class of Stock [Line Items]
Number of stock issued shares																													500,000	500,000
Number of warrant to purchase common stock																										1	1
Warrant is exercisable price per share																										$ 0.04	$ 0.04		$ 0.04	$ 0.04
Number of stock sale shares																										5,000,000	250,000
Sale of stock price per share																													$ 0.02	$ 0.02
Purchase price of shares sale																													$ 10,000	$ 10,000
Number of warrant purchase																													500,000	500,000
Warrant expire date																										Dec. 05, 2020	Sep. 19, 2020		Jul. 18, 2020	Jun. 10, 2020
Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Warrant is exercisable price per share																											$ 0.04
Number of stock sale shares																											250,000
Sale of stock price per share																											$ 0.02
Purchase price of shares sale																											$ 5,000
Equity Financing Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Commitment fee																			$ 10,000
Number of stock issued shares	22,572,272																		764,526																									22,572,272
Agreement, description																			(the “Company”), entered into an Equity Financing Agreement (“Equity Financing Agreement”) and Registration Rights Agreement (“Registration Rights Agreement”) with GHS Investments LLC, a Nevada limited liability company (“GHS”). Under the terms of the Equity Financing Agreement, GHS agreed to provide the Company with up to $2,000,000 upon effectiveness of a registration statement on Form S-1 (the “Registration Statement”) filed with the U.S. Securities and Exchange Commission (the “Commission”) As a result we issued 764,526 Shares of common stock as an commitment fee, which was valued and expense in the amount of $10,000. On July 23, 2020, this Form S-1 became effective.
Proceeds from common stock	$ 321,951																																											$ 321,951
Legal fees	171,794																																											171,794
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Stock issued for redemption, shares									1,100,000			697,861
Cashless warrants									$ 44,000			$ 27,914
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member]
Class of Stock [Line Items]
Debt principal amount	$ 164,800													$ 164,800																					$ 164,800		$ 164,800					$ 164,800		164,800	$ 164,800
Debt converted in stock, shares	14,035,202													14,035,202
Debt converted in stock, amount	$ 171,229													$ 171,229
Accrued interest	6,429													6,429																															6,429
Conversion of warrants into stock											1,100,000		697,861
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member]
Class of Stock [Line Items]
Number of shares issued as exercise of warrants			547,468
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | LGH Investments, LLC [Member]
Class of Stock [Line Items]
Common stock, shares par value																		$ 0.001
Shares issued price per share																$ 0.001
Number of warrant to purchase common stock																1,500,000		1,500,000
Debt principal amount																$ 103,000		$ 164,800
Restricted shares of common stock																1,000,000		1,000,000
Debt discount																$ 3,000		$ 17,861																			3,234	$ 3,234				14,627
Debt interest rate																8.00%		8.00%
Debt conversion price																$ 0.02		$ 0.02
Debt principal payments of debt																$ 19,211		$ 19,211
Debt unamortized debt discount	0													14,267		$ 17,861		$ 4,800																	0		14,267	$ 14,267				0		14,267	14,267
Number of warrant purchase																		1,500,000
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | Firstfire Global Opportunities Fund LLC [Member]
Class of Stock [Line Items]
Common stock, shares par value															$ 0.001	$ 0.001
Shares issued price per share															$ 0.001
Debt principal amount															$ 168,000	$ 103,000
Restricted shares of common stock															1,250,000	1,000,000
Stock issued for redemption, shares												697,861
Cashless warrants												$ 27,914
Debt discount																																					5,189					19,093
Debt unamortized debt discount	0													19,093																					0		19,093					0		19,093	19,093
Number of warrant purchase															1,500,000	1,500,000
Securities Purchase Agreement [Member] | Convertible Note Payable [Member] | LGH Investments, LLC [Member]
Class of Stock [Line Items]
Common stock, shares par value																$ 0.001		$ 0.001
Debt principal amount																$ 103,000		$ 164,800
Restricted shares of common stock																1,000,000		1,000,000
Debt discount																$ 17,861																					3,234					14,627
Debt interest rate																8.00%		8.00%
Debt conversion price																$ 0.02		$ 0.02
Debt principal payments of debt																$ 19,211
Debt unamortized debt discount	$ 0													$ 14,267		$ 3,000		$ 4,800																	$ 0		$ 14,267					$ 0		$ 14,267	$ 14,267
Number of warrant purchase																1,500,000		1,500,000
Securities Purchase Agreement [Member] | Convertible Note Payable [Member] | Firstfire Global Opportunities Fund LLC [Member]
Class of Stock [Line Items]
Common stock, shares par value															$ 0.001
Debt principal amount															$ 168,000
Restricted shares of common stock															1,250,000
Debt discount															$ 24,282
Debt interest rate															8.00%
Debt conversion price															$ 0.02
Debt principal payments of debt															$ 24,282
Debt unamortized debt discount															$ 8,000
Number of warrant purchase															1,500,000
Subscription Agreement [Member] | MGW Investment I Limited [Member]
Class of Stock [Line Items]
Common stock, shares par value																															$ 0.001
Warrant is exercisable price per share																															$ 0.04
Number of stock sale shares																															168,000,000
Sale of stock price per share																															$ 0.0119
Purchase price of shares sale																															$ 1,999,200
Subscription Agreement [Member] | Warrants [Member] | MGW Investment I Limited [Member]
Class of Stock [Line Items]
Common stock, shares par value																															$ 0.001
Warrant is exercisable price per share																															$ 0.04
Number of stock sale shares																															168,000,000
Purchase price of shares sale																															$ 1,999,200
Warrant expire date																															May 31, 2020
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Number of common stock shares issued for conversion																																									4,000,000
Shares issued price per share									$ 0.08	$ 0.08							$ 0.04																								$ 0.015
Value of shares conversion of convertible notes								$ 182,052																																	$ 60,000
Number of shares conversion of convertible notes								2,275,662		1,200							1,200																								800
Commitment fee																																									$ 60,000
Number of stock issued shares				3,693,588						3,000,000							3,000,000
Series D Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of common stock shares issued for conversion																					800
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock dividend description																																	In September 2015, all holders of Series D Preferred signed and delivered estoppel agreements, whereby the holders agreed, among other things, that the Series D Preferred was not in default and to reduce (effective as of December 31, 2015) the dividend rate on the Series D Preferred Stock to six percent per annum and to terminate the 3.5% penalty in respect of unpaid dividends accruing on or after such date.									The Series D Preferred holders were initially entitled to be paid a special monthly divided at the rate of 17.5% per annum. Initially, the Series D Preferred Stock was also entitled to be paid special dividends in the event cash dividends were not paid when scheduled. If the Company does not pay the dividend within five (5) business days from the end of the calendar month for which the payment of such dividend to owed, the Company will pay the investor a special dividend of an additional 3.5%. Any unpaid or accrued special dividends will be paid upon a liquidation or redemption. For any other dividends or distributions, the Series D Preferred Stock participates with common stock on an as-converted basis. The Series D Preferred holders may elect to convert the Series D Preferred Stock, in their sole discretion, at any time after a one year (1) year holding period, by sending the Company a notice to convert. The conversion rate is equal to the greater of $0.08 or a 20% discount to the average of the three (3) lowest closing market prices of the common stock during the ten (10) trading day period prior to conversion. The Series D Preferred Stock is redeemable from funds legally available for distribution at the option of the individual holders of the Series D Preferred Stock commencing any time after the one (1) year period from the offering closing at a price equal to the initial purchase price plus all accrued but unpaid dividends, provided, that if the Company gave notice to the investors that it was not in a financial position to redeem the Series D Preferred, the Company and the Series D Preferred holders are obligated to negotiate in good faith for an extension of the redemption period. The Company timely notified the investors that it was not in a financial position to redeem the Series D Preferred and the Company and the investors have engaged in ongoing negotiations to determine an appropriate extension period.		The Series D Preferred holders were initially entitled to be paid a special monthly divided at the rate of 17.5% per annum. Initially, the Series D Preferred Stock was also entitled to be paid special dividends in the event cash dividends were not paid when scheduled. If the Company does not pay the dividend within five (5) business days from the end of the calendar month for which the payment of such dividend to owed, the Company will pay the investor a special dividend of an additional 3.5%. Any unpaid or accrued special dividends will be paid upon a liquidation or redemption. For any other dividends or distributions, the Series D Preferred Stock participates with common stock on an as-converted basis. The Series D Preferred holders may elect to convert the Series D Preferred Stock, in their sole discretion, at any time after a one year (1) year holding period, by sending the Company a notice to convert. The conversion rate is equal to the greater of $0.08 or a 20% discount to the average of the three (3) lowest closing market prices of the common stock during the ten (10) trading day period prior to conversion. The Series D Preferred Stock is redeemable from funds legally available for distribution at the option of the individual holders of the Series D Preferred Stock commencing any time after the one (1) year period from the offering closing at a price equal to the initial purchase price plus all accrued but unpaid dividends, provided, that if the Company gave notice to the investors that it was not in a financial position to redeem the Series D Preferred, the Company and the Series D Preferred holders are obligated to negotiate in good faith for an extension of the redemption period. The Company timely notified the investors that it was not in a financial position to redeem the Series D Preferred and the Company and the investors have engaged in ongoing negotiations to determine an appropriate extension period.
Preferred stock dividend rate																																	13.00%									17.50%		17.50%
Preferred stock, shares outstanding																																	5,000
Series D Convertible Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issued price per share									$ 0.08	$ 0.08							$ 0.04				$ 0.04	$ 0.04																			$ 0.015
Value of shares conversion of convertible notes								$ 182,052
Number of shares conversion of convertible notes									1,200								1,200					800																			800
Commitment fee																																									$ 60,000
Number of stock issued shares								2,275,662	3,000,000								3,000,000					2,000,000																			4,000,000
Number of stock issued shares, value																																									$ 60,000
Series D Convertible Preferred Stock One [Member]
Class of Stock [Line Items]
Shares issued price per share				$ 0.08				$ 0.04
Number of shares conversion of convertible notes				1,300				800
Number of stock issued shares								2,000,000
Series D Convertible Preferred Stock One [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issued price per share								$ 0.04
Number of shares conversion of convertible notes								800
Number of stock issued shares								2,000,000
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	440													440																					440		440					440		440	440
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	20,000													20,000																					20,000		20,000					20,000		20,000	20,000
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	15,000													15,000																					15,000		15,000					15,000		15,000	15,000
Board of Directors and Shareholders [Member]
Class of Stock [Line Items]
Common stock, shares authorized																														2,000,000,000																					800,000,000	400,000,000		200,000,000
Common stock, shares par value																																																						$ 0.001
Preferred stock, shares authorized																																																				10,000,000	15,000
Accredited Investor [Member]
Class of Stock [Line Items]
Number of common stock shares issued for conversion				2,068,588
Shares issued price per share				$ 0.08	$ 0.08	$ 0.06	$ 0.014																					$ 0.02		$ 0.02
Number of stock issued shares				1,625,000	32,125,000	8,333,333	3,754,720																					500,000		500,000
Number of stock issued shares, value																												$ 10,000		$ 10,000
Number of warrant to purchase common stock																												500,000		500,000
Warrant is exercisable price per share							$ 0.04																			$ 0.04		$ 0.04		$ 0.04
Number of stock sale shares																										5,000,000
Sale of stock price per share																										$ 0.015
Purchase price of shares sale																										$ 75,000
Number of warrant purchase							3,754,720
Number of shares conversion of convertible notes, aggregate purchase price					$ 2,570,000	$ 500,000	$ 52,566
Additional number of stock issued shares							36,283
Accredited Investor [Member] | Series D Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares conversion of convertible notes				650
Accrued dividend				$ 165,487
Board of Directors [Member] | Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares designated description																																		Board of Directors designated a series of our preferred stock as Series D Preferred Stock, authorizing 15,000 shares. Our Series D Preferred Stock offering terms authorized us to raise up to $1,000,000 with an over-allotment of $500,000 in multiple closings over the course of six months.
Number of preferred stock shares designated																																		15,000
Proceeds from issuance of preferred stock																																		$ 750,000